Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is comprised of the following:

	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Accounts receivable
- Third parties	23,658,209	33,416,531	4,256,937
- Related party	570,149	697,798	88,893
	24,228,358	34,114,329	4,345,830
Allowance for expected credit losses, net	(491,148)	(701,618)	(89,379)
Total	23,737,210	33,412,711	4,256,451

Allowance for expected credit losses, net consists of the following:

	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Beginning balance	7,698,280	491,148	62,567
Addition	491,301	701,618	89,379
Reversal	(813,277)	(491,218)	(62,576)
Written-off	(6,874,065)	—	—
Exchange alignment	(11,091)	70	9
Ending balance	491,148	701,618	89,379